Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Administration
Balance at the end of the year	28,711	64,925
Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	36,233	62,614
Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	1,818	1,766
Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	479	444
Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	154	70
Canada [Member] | Enid Creek [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year
Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	27	19
United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year		12
Exploration and Evaluation Assets Arising From Acquisition [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	709	602
Acquisition costs - cash	13	25
Balance at the end of the year	722	627
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	298
Acquisition costs - cash	5
Balance at the end of the year	303
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	230
Acquisition costs - cash	4
Balance at the end of the year	234
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	42
Acquisition costs - cash
Balance at the end of the year	42
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Enid Creek [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	83
Acquisition costs - cash
Balance at the end of the year	83
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	14
Acquisition costs - cash
Balance at the end of the year	14
Exploration and Evaluation Assets Arising From Acquisition [Member] | Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	42	42
Acquisition costs - cash	4
Balance at the end of the year	46	42
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year		288
Acquisition costs - cash		5
Balance at the end of the year		293
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year		222
Acquisition costs - cash		4
Balance at the end of the year		226
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year		42
Acquisition costs - cash
Balance at the end of the year		42
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Acquisition costs - cash		15
Balance at the end of the year		15
Exploration and Evaluation Assets Arising From Acquisition [Member] | United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year		8
Acquisition costs - cash		1
Balance at the end of the year		9
Exploration and Evaluation Assets Arising From Exploration [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	37,924	63,877
Administration	8	11
Corporate social responsibility		1
Property maintenance	28	17
Drilling	172	220
Environment, health & safety		8
Geology	196	129
Geophysics	98	35
Infrastructure
Write-off	(437)
Increase in exploration and evaluation assets	65	421
Balance at the end of the year	37,989	64,298
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	1,498
Administration
Property maintenance	6
Drilling
Geology	10
Geophysics	1
Infrastructure
Write-off
Increase in exploration and evaluation assets	17
Balance at the end of the year	1,515
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	233
Administration
Property maintenance	5
Drilling
Geology	6
Geophysics	1
Infrastructure
Write-off
Increase in exploration and evaluation assets	12
Balance at the end of the year	245
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	39
Administration
Property maintenance
Drilling	6
Geology	46
Geophysics	21
Infrastructure
Write-off
Increase in exploration and evaluation assets	73
Balance at the end of the year	112
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Enid Creek [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	33
Administration
Property maintenance
Drilling	166
Geology	83
Geophysics	72
Infrastructure
Write-off	(437)
Increase in exploration and evaluation assets	(116)
Balance at the end of the year	(83)
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	13
Administration
Property maintenance
Drilling
Geology
Geophysics
Infrastructure
Write-off
Increase in exploration and evaluation assets
Balance at the end of the year	13
Exploration and Evaluation Assets Arising From Exploration [Member] | Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	36,108	62,215
Administration	8	9
Corporate social responsibility
Property maintenance	17	17
Drilling		191
Environment, health & safety		8
Geology	51	105
Geophysics	3	27
Infrastructure
Write-off
Increase in exploration and evaluation assets	79	357
Balance at the end of the year	$ 36,187	62,572
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year		1,431
Administration		1
Corporate social responsibility		1
Property maintenance
Drilling		24
Environment, health & safety
Geology		15
Geophysics		1
Increase in exploration and evaluation assets		42
Balance at the end of the year		1,473
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year		209
Administration		1
Corporate social responsibility
Property maintenance
Drilling
Environment, health & safety
Geology		7
Geophysics		1
Increase in exploration and evaluation assets		9
Balance at the end of the year		218
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year		22
Administration
Corporate social responsibility
Property maintenance
Drilling		2
Environment, health & safety
Geology
Geophysics		4
Increase in exploration and evaluation assets		6
Balance at the end of the year		28
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Administration
Corporate social responsibility
Property maintenance
Drilling		3
Environment, health & safety
Geology
Geophysics		1
Increase in exploration and evaluation assets		4
Balance at the end of the year		4
Exploration and Evaluation Assets Arising From Exploration [Member] | United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Administration
Corporate social responsibility
Property maintenance
Drilling
Environment, health & safety
Geology		2
Geophysics		1
Increase in exploration and evaluation assets		3
Balance at the end of the year		$ 3